RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Schedule of Loan Balances with Related Parties
Balance, December 31,
2019	2018	Currency	Rate	Terms
CAD $	CAD $		%
4,047,119	2,283,937	USD	12% - 24%	Unsecured, due on demand
—	207,803	Colombian Pesos	0%	Unsecured, due on demand
13,068	124,844	Argentina Pesos	18%	Unsecured, due on demand
4,060,187	2,616,584

As at December 31, 2018, the Company has the following loan balances with related parties:

Balance, December 31,
2018	2017	Currency	Rate	Terms
CAD $	CAD $		%
2,133,868	1,191,775	USD	0% - 24%	Unsecured, due on demand
150,069	—	USD	24%	Unsecured, due January or February 2019
207,803	—	Colombian Pesos	0%	Unsecured, due on demand
124,844	—	Argentina Pesos	0%	Unsecured, due on demand
—	148,875	—	—	Accrued interest and other
2,616,584	1,340,650

Schedule fair value of obligation to issue share purchase warrants was calculated using Black-Scholes model and weighted average assumptions
Share price at date of grant	$0.08
Exercise price	$0.09
Expected life	5 years
Expected volatility	174.99%
Risk free interest rate	1.49%
Expected dividend yield	0%
Expected forfeiture rate	0%

Schedule of Remuneration of Key Management

Key management personnel receive compensation in the form of short-term employee benefits, share-based compensation, and post-employment benefits. Key management personnel include the Chief Executive Officer, Chief Financial Officer, and Chief Operating Officer. The remuneration of key management is as follows (expressed in USD):

	2019	2018	2017
	$	$	$
Consulting fees paid to the CEO	204,000	165,605	151,200
Consulting fees paid to the COO	204,000	114,546	—
Consulting fees paid to the CFO*	262,100	99,092	120,055
	670,100	379,243	271,255

*The fees paid to the CFO includes amounts paid to the previous CFO of the Company.